Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Schedule of property and straight-line method over their estimated useful lives
Useful life
Office real estate	48 years
Furniture and equipment	3 – 6 years
Production and other machineries	5 – 10 years

Schedule of disaggregates revenue
	Year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
OEM/ODM	204,034	175,215	195,995
In-house brand	34,062	17,873	6,157
Face mask	-	-	44,747
Total	238,096	193,088	246,899

Schedule of basic net loss per share
	Year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net loss attributable to UTime Limited, basic and diluted	(10,895)	(21,701)	(16,627)
Denominator:
Weighted average shares outstanding, basic and diluted	4,380,000	4,507,223	4,517,793
Net loss attributable to UTime Limited per ordinary share:
Basic	(2.49)	(4.81)	(3.68)
Diluted	(2.49)	(4.81)	(3.68)